Accounting Changes (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
	Jan. 31, 2009	Dec. 31, 2009
Notes To Financial Statements [Abstract]
Approximate costs incurred to acquire Elgin, Joliet and Eastern Railway Company including costs to obtain regulatory approval		49
Decrease in net income due to change in accounting policy	28
Decrease in net income on basic earnings per share due to change in accounting policy (in dollars per share)	0.06
Decrease in net income on diluted earnings per share due to change in accounting policy (in dollars per share)	0.06
Decrease in Other current assets due to change in accounting policy	46